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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----------

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Jonathan S. Lavine          Boston, MA    11/14/08
---------------------------   -------------   --------
      [Signature]             [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
28-
   -----------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         9
Form 13F Information Table Value Total:   $23,121 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 9/30/08

           Column 1              Column 2      Column 3    Column 4    Column 5    Column 6    Column 7       Column 8
                                                                                                          Voting Authority
                                                                        Value     Investment    Other     ----------------
        Name of Issuer        Title of Class     Cusip      Shares     (x$1000)   Discretion   Managers   Sole Shared None
----------------------------  --------------   ---------   ---------   --------   ----------   --------   ---- ------ ----
ACCURIDE CORP                       COM         004398103     481,400    $  770      (OTHER)                             X
ARMSTRONG WORLD INDS INC NEW        COM         04247X102     144,234    $4,168      (OTHER)                             X
DDI CORP                            COM         233162502   1,754,062    $9,121      (OTHER)                             X
GRAPHIC PACKAGING HLDG CO           COM         388689101   1,335,000    $3,338      (OTHER)                             X
QUALITY DISTR INC FLA               COM         74756M102      15,753    $   67      (OTHER)                             X
ROGERS COMMUNICATIONS INC           CL B        775109200      31,876    $1,100      (OTHER)                             X
SMTC CORP                         COM NEW       832682207      77,160    $   89      (OTHER)                             X
SPANSION INC                      COM CL A      84649R101   1,125,908    $1,745      (OTHER)                             X
VONAGE HLDGS CORP                   COM         92886T201   2,695,824    $2,723      (OTHER)                             X